NON-CURRENT ASSETS – LOAN TO A RELATED PARTY (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of non-current assets

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Loan to a related party	6,291	6,483
Allowance for expected credit losses	(319)	(319)
Loan to a related party	5,972	6,164